Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2018
Prospectus Date	rr_ProspectusDate	Sep. 28, 2018
Barrow Value Opportunity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY:<br /> BARROW VALUE OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Barrow Value Opportunity Fund (the "Fund") seeks to generate long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	276.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value.

In selecting investments, the Adviser uses its proprietary Quality-meets-Value ("QMV") strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The Fund generally invests in companies with the Adviser's highest QMV rankings. The Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The Fund may invest in any industry sector and normally limits investment to companies in the large, mid, and small capitalization segments.

The Fund endeavors to hold its companies patiently while the market re-appraises their intrinsic value and price. After an investment period that the Adviser considers to be optimal, the Fund generally sells companies if they no longer rank well enough to be included in the portfolio. The Fund may also sell companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to shareholders.

In addition to investing in common stock, the Fund may invest in cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments.

Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's approach to selecting common stocks for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Portfolio Turnover Risk. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compared with those of a broad-based securities market index.

For periods prior to August 30, 2013, the performance shown below is for Barrow Street Fund LP, an unregistered limited partnership managed by the portfolio managers of the Fund (the "Predecessor Private Fund"). The Predecessor Private Fund was reorganized into the Fund on August 30, 2013, the date that the Fund commenced operations. The Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund's inception on December 31, 2008. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Private Fund's investment goals, policies, guidelines and restrictions. The Predecessor Private Fund's annual returns and long-term performance reflect the actual fees and expenses that were charged when the Fund was a limited partnership. The Predecessor Private Fund's performance is net of management fees and other expenses but does not include the effect of the performance fee which was in place until October 7, 2012. From its inception on December 31, 2008 through August 30, 2013, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund's performance.

The Fund and the Predecessor Private Fund's past performance, before and after taxes, shown below is not necessarily an indication of how the Fund will perform in the future. The Fund shares would have similar annual returns to the Predecessor Private Fund because they are invested in the same portfolio of securities, however, the returns for Fund shares would be different from the Predecessor Private Fund because Fund shares have different expenses than the Predecessor Private Fund. Updated performance information is available at no cost by visiting www.barrowfunds.com or by calling 1-877-767-6633.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compared with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-767-6633
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.barrowfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund and the Predecessor Private Fund's past performance, before and after taxes, shown below is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through June 30, 2018 is 2.42%.

Quarterly Returns During This Time Period

Highest:	15.03% (quarter ended December 31, 2011)
Lowest:	(18.14%) (quarter ended September 30, 2011)

The following table shows the average annual returns for the Fund over periods ended December 31, 2017. Performance shown prior to August 30, 2013, was that of the Predecessor Private Fund, an unregistered limited partnership, and did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, after-tax returns for the Predecessor Private Fund for periods prior to August 30, 2013, are not shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br /> (For periods ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In prior prospectuses, the Fund compared its performance against the S&P 500 Total Return Index. The Advisor believes the Russell 2500 Value Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P 500 Total Return Index and, therefore, the Russell 2500 Value Total Return Index will replace the S&P 500 Total Return Index in future comparisons.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown above are since August 30, 2013 and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown above are since August 30, 2013 and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Barrow Value Opportunity Fund | Barrow Value Opportunity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BALIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
One Year	rr_ExpenseExampleYear01	$ 117
Three Years	rr_ExpenseExampleYear03	442
Five Years	rr_ExpenseExampleYear05	790
Ten Years	rr_ExpenseExampleYear10	$ 1,771
Annual Return 2014	rr_AnnualReturn2014	5.13%
Annual Return 2015	rr_AnnualReturn2015	0.81%
Annual Return 2016	rr_AnnualReturn2016	7.41%
Annual Return 2017	rr_AnnualReturn2017	16.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.14%)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	12.56%
Since Inception	rr_AverageAnnualReturnSinceInception	14.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Barrow Value Opportunity Fund | After Taxes on Distributions | Barrow Value Opportunity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	11.33%
Since Inception	rr_AverageAnnualReturnSinceInception	14.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Barrow Value Opportunity Fund | After Taxes on Distributions and Sales | Barrow Value Opportunity Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.26%
5 Years	rr_AverageAnnualReturnYear05	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	12.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Barrow Value Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
Since Inception	rr_AverageAnnualReturnSinceInception	15.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Barrow Value Opportunity Fund | Russell 2500Value Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.36%	[2]
5 Years	rr_AverageAnnualReturnYear05	13.27%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	14.65%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008	[2]
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the "Fund") seeks to achieve a high level of income consistent
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary goal of preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a broad market of securities that the Adviser believes are undervalued. The Adviser defines "broad market" as the span of credit qualities (i.e., AAA-rated to non-rated securities) and market capitalizations (i.e., large, middle, and small capitalization securities) of the overall market that it will consider for purchase for the Fund. These securities will be United States ("U.S.") dollar denominated and may include fixed-income securities, common stock, preferred stock, master limited partnerships ("MLPs"), and exchange traded funds ("ETFs"). The Fund may also invest in securities of foreign companies with significant U.S. operations or subsidiaries of foreign companies based in the U.S. While the Adviser primarily considers potential income from securities when evaluating possible investments for the Fund, the Adviser also looks for investments with capital appreciation potential.

The Fund may purchase securities issued by any size company or government body. The Fund may also purchase fixed-income securities of any credit quality, maturity, or yield. The Fund considers a security to be "investment grade" if Standard & Poor's Rating Services LLC ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Ratings, Inc. ("Fitch") rate the security within their respective investment grade categories, or, if unrated, the Adviser determines that the security is of similar quality. Additionally, the Fund will target an average credit quality of BBB (as assigned by S&P), Baa (as assigned by Moody's) or BBB (as assigned by Fitch), or better. The average maturity of the fixed-income securities in the Fund's portfolio will generally range from 6 to 8 years, and will not exceed a targeted maturity or average workout date of 10 years.

Under most market conditions, the Adviser expects to allocate approximately one-third of inflows to high-yield securities and two-thirds of inflows to investment grade securities. Further, the Fund's net asset weights of high-yield securities and investment-grade securities are expected to generally track the allocation of inflows; however, the Fund's actual net asset weightings may be higher or lower due to various factors, including, without limitation, the relative performance or upgrades and downgrades of individual securities. If the investment-grade allocation remains at or below 60% on a sustained basis, the Adviser will generally take such steps as it deems desirable to bring the Fund's assets more in line with the Fund's targeted allocation.

A security may be sold when the Adviser feels it is overvalued relative to other securities available for purchase; the Adviser identifies a more attractive investment; the Fund needs to maintain portfolio diversification or seeks to achieve its target allocation; or an individual issuer of a security held by the Fund experiences declining fundamentals, negative earnings or similar adverse events, or is expected to do so in the future.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Market Risk – Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The value of the Fund's portfolio holdings will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions. In a declining market, prices for all securities (including those in the Fund's portfolio) may decline, regardless of their inherent value or long-term prospects.

Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. A rise in interest rates will generally cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures. This risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the U.S. Government's quantitative easing program and the likelihood of a general rise in interest rates. A rise or potential rise in interest rates may result in periods of volatility and increased redemptions. Increases in redemptions may require the Adviser to liquidate portfolio securities at disadvantageous prices and times, which could reduce the Fund's returns.

Credit Risk – Credit risk is the risk that the issuer or guarantor of a fixed income security (including corporate, government and mortgage-backed securities) is unable or unwilling to honor its financial obligations. For example, if the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. The Fund's fixed income investments may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Adviser's opinion). The Fund's fixed income securities may, however, also include lower-rated securities including high-yield securities ("junk bonds") rated below Baa by Moody's or BBB by S&P or Fitch (see "Junk Bonds or Lower-Rated Securities Risk" below). Junk bonds or lower-rated securities have an increased risk of default. To the extent the Fund invests in junk bonds or lower-rated fixed income securities, the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest-rated fixed income securities.

The Fund's fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser's independent assessments of the securities creditworthiness) are or may become inaccurate.

Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody's and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below "investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value ("NAV"). These risks can reduce the value of the Fund's shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. The recent reduction in dealer market-making capacity in the fixed income markets also has the potential to decrease liquidity for fixed income securities as a general matter.

MLP Risk – An investment in the debt securities of an MLP involves risks that differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. State laws governing partnerships may be less restrictive than state law governing corporations. There are certain tax risks associated with an investment in MLPs and conflicts of interest exist between an MLP's common unit holders and its general partners, including those arising from incentive distribution payments. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the MLP invests, such as the risks of investing real estate, or oil and gas industries.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund's investment in the MLP. Additionally, open-end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 21%. For more information about the Fund's tax status, please see "Dividends, Distributions and Taxes" in this Prospectus.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of small-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their stock.

ETFs Risk - ETFs typically hold a portfolio of securities designed to track the performance of a particular index, while others may be managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles' investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease. In addition, certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits.

Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

Management Style Risk – The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the Adviser's allocation of the Fund's assets and selection of securities. The Adviser's judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fund invests may prove to be incorrect and there is no assurance that the Adviser's judgment will produce the desired results. In addition, the Adviser may allocate the Fund's assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fund's portfolio may be adversely affected.

Sector Risk - Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries or in different sectors. Additionally, some sectors could be subject to greater government regulation than other sectors, which may impact the share price of companies in these sectors.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-866-738-1128 or by visiting www.cambondfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-1128
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambondfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return through June 30, 2018 is (3.08%). Quarterly Returns During This Time Period
Highest:	3.50% (quarter ended March 31, 2014)
Lowest:	(3.99)% (quarter ended June 30, 2013)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br /> for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund | Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAMBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.72%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	781
Five Years	rr_ExpenseExampleYear05	1,520
Ten Years	rr_ExpenseExampleYear10	$ 3,473
Annual Return 2013	rr_AnnualReturn2013	(1.69%)
Annual Return 2014	rr_AnnualReturn2014	6.80%
Annual Return 2015	rr_AnnualReturn2015	(2.03%)
Annual Return 2016	rr_AnnualReturn2016	5.01%
Annual Return 2017	rr_AnnualReturn2017	5.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.99%)
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2012
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund | After Taxes on Distributions | Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%
5 Years	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2012
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund | After Taxes on Distributions and Sales | Cincinnati Asset Management Funds: Broad Market Strategic Income Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	1.31%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2012
Cincinnati Asset Management Funds: Broad Market Strategic Income Fund | Barclay's U.S. Corporate BAA Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2012
Wavelength Interest Rate Neutral Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wavelength Interest Rate Neutral Fund (the "Fund") seeks total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees  (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses  (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by seeking to obtain a balanced exposure to the global fixed income securities market. The Fund's portfolio holdings will primarily include securities sold on United States ("U.S.") exchanges and may include bonds (including government and inflation-linked bonds), exchange-traded funds ("ETFs"), and derivative instruments (including futures contracts and exchange-traded notes ("ETNs")). Investments represented by the ETFs and derivative instruments the Fund may hold are likely to include, but are not limited to, developed-market government bonds, developed-market inflation-linked government bonds, emerging market U.S. Dollar-denominated fixed-income securities, sovereign debt, corporate debt, and convertible bonds.

The Adviser will not target any particular average credit quality or average maturity for the Fund. The Fund may purchase (directly or indirectly) fixed-income securities of any credit quality, maturity or yield. The Adviser intends to limit the Fund's investment (direct or indirect) in high yield securities (junk bonds) to not more than 50% of its net assets.

The Adviser uses quantitative investment models for macroeconomic analysis, risk management, and portfolio construction purposes. To implement this investment process, and to facilitate efficiency and repeatability, the Adviser has automated many of the rules used in these areas. That is, the Adviser often creates and uses proprietary software that can automatically gather the data required for analysis, quantitatively evaluate investments as needed for portfolio construction, and generate target portfolio holdings on behalf of the Fund.

In implementing the Fund's investment strategy, the Adviser uses an "interest rate neutral" strategy, which means that the Adviser seeks to construct a portfolio with a "neutral" exposure to potential interest rate movement. Specifically, the Adviser targets the base interest rate in the U.S. economy, which is the federal funds rate, and seeks to achieve a neutral exposure to that rate. The Adviser believes that the macroeconomic conditions of growth and inflation are the two principal factors that influence the Federal Reserve's decisions related to the federal funds rate. As such, the Adviser measures instruments' statistical relationships with growth conditions and inflation conditions, and seeks to create a balance within the Fund's portfolio of investment exposure between, on the one hand, instruments that the Adviser believes benefit when each such condition is rising, and, on the other hand, instruments that the Adviser believes benefit when each such condition is falling. Through this balance, the Adviser seeks to establish a portfolio that will likely be neutral (i.e., not materially affected) by movements in the U.S. interest rate environment. There is no assurance that the Adviser will be able to achieve a "neutral" exposure to potential interest rate environments within the portfolio.

The inputs the Adviser will use in targeting this balanced investment exposure include:

1.	Macroeconomic inputs related to economic growth (e.g., changes in gross domestic product and industrial production) and inflation (e.g., changes in the consumer price index). In this regard, the Adviser evaluates fundamental relationships between asset classes and macroeconomic conditions as experienced over the long-term.

2.	Quantitative inputs related to investment exposure (e.g., the standard deviation of investment returns and their maximum experienced losses over multiple timeframes). In this regard, the Adviser evaluates statistical measures of investment exposure for each market in which investments are made.

The Fund's investment strategy is based on establishing a balance of investment exposure across possible interest rate environments using fixed income instruments, and the Adviser will buy and sell securities with a target of maintaining this balance amidst changing market and economic conditions. The Fund may use ETFs as a means of implementing its strategy; and, when it does, the Fund's returns from such ETFs are expected to be derived primarily from their total return. At times, a large portion of the Fund's portfolio may be invested in ETFs.

The Fund will typically use derivative instruments, including but not limited to futures contracts and ETNs, in seeking to achieve its investment objective, subject to applicable law and any other restriction described in this Prospectus or the Fund's Statement of Additional Information ("SAI"). The term "derivative" instruments generally refers to instruments that have a value based on ("derived from") the value of an underlying asset, reference rate, index or some other variable. Futures contracts are contractual agreements related to future financial obligations, and the futures that the Fund will hold will primarily be U.S. Government bond futures. Synthetic leverage, including long and short exposures (but not borrowing of securities), may be created through futures transactions made by the Fund. The Fund's use of derivative instruments can have the economic effect of financial leverage which increases the effect of price swings of an underlying asset. This can result in the potential for both greater gains and greater losses for the Fund than would be possible if the Fund did not use instruments with the economic effect of financial leverage. While the use of derivative instruments is intended to reduce volatility, this can also cause the Fund's net asset value ("NAV") to be volatile, and there is no assurance that the use of derivative instruments will enable the Fund to achieve its investment objective. The rules and interpretations of the Investment Company Act of 1940, as amended (the "1940 Act") impose certain limitations on the Fund's ability to use leverage.

At times a significant portion of the Fund's assets may also be held in cash or equivalent holdings that serve as collateral for other positions and earn income for the Fund. These cash or equivalent holdings may be held directly or indirectly and may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed-income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.

Over short-to-medium periods of time, the Adviser expects the Fund's NAV to fluctuate and exhibit volatility due in part to the use of derivative instruments and their potential effect of financial leverage, in addition to the expected levels of fluctuation within financial markets. The volatility of the Fund's NAV is measured by the annualized standard deviation of its return. While the Fund's holdings are intended to reduce the effect of market volatility, the Adviser generally expects that the annualized volatility target for the Fund's NAV will generally range between 5% and 15% of the Fund's total return. Actual or realized volatility can and will differ from this target forecast range and may be higher or lower depending on market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equity-related investments, i.e. convertible bonds, when the stock market is falling and the fixed income market is rising.

CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the "CFTC"), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund's use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

Derivatives Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund's return.

The percentage of the Fund's assets invested in derivatives will fluctuate but collectively could represent economic exposure of 100% or more of the total assets of the Fund. Accordingly, the Fund may maintain a substantial amount of its assets in cash and cash equivalents as required under SEC rules.

In addition, the Fund's use of futures contracts creates leverage, which can magnify the Fund's potential for gain or loss and therefore amplify the effect of market volatility on the Fund's share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see below), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Exchange-Traded Funds Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF's ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, there will be some duplication of expenses because the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

Exchange-Traded Notes Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer whose returns are linked to a particular index. The ETNs are synthetic, and the Fund has no claim on the reference assets. ETNs held by the Fund are typically linked to the performance of a commodities index that reflects the potential return on leveraged and unleveraged investments in futures contracts of physical commodities, plus interest that could be earned on cash collateral, and minus the issuer's fee. The value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer's credit rating. The Fund will bear any fees and expenses associated with investment in ETNs, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings. Investments in ETNs may also subject the Fund to other risks, including credit and counterparty risk, interest rate risk, leverage risk and tax risk.

Foreign Investing Risk. Foreign stock markets can be volatile and stock prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Futures Contract Risk. Transactions in derivative instruments (e.g., futures) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The successful use of futures contracts depends upon the Adviser's skill and experience with respect to such instruments and are subject to special risk considerations, including:

●	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	losses caused by unanticipated market movement, which are potentially unlimited;

●	the Adviser's inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that a counterparty will default in the performance of its obligations;

●	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

●	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

●	possible inefficiencies that are created by the need to "roll contracts" (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

High Yield Bond (Junk Bond) Risk. Fixed-income securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") and BBB by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch") are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rated fixed-income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed-income securities are considered below "investment grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated fixed-income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's NAV. These risks can reduce the value of the Fund's shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

High Portfolio Turnover Risk. To the extent that the Fund makes investments on a shorter-term basis (including in derivative instruments and instruments with a maturity of one year or less at the time of acquisition), the Fund will likely as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Inflation Risk. Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

Interest Rate Risk. The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of fixed-income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed-income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed-income securities that are particularly sensitive to interest rate fluctuations, such as fixed-income securities with long-term maturities, zero coupon bonds, and debentures. This risk may be heightened in the current environment as interest rates are likely to experience increased volatility as a result of the conclusion of the U.S. Government's quantitative easing program and the likelihood that interest rates will continue to rise. A rise or potential rise in interest rates may increase redemptions, which could require the Adviser to liquidate portfolio securities at disadvantageous prices and times, resulting in losses to the Fund.

Investment Grade Securities Risk. Investment grade rated fixed-income securities are assigned credit ratings by ratings agencies based on the creditworthiness or risk of default of a bond issue. Ratings agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances affect the relevant bond issue.

Investment Model and Computer Software Risk. The Adviser relies heavily on quantitative investment models to assist with security selection. The Adviser's extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund's NAV. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser's quantitative investment process.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money.

Leverage Risk. Futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. The recent reduction in dealer market-making capacity in the fixed income markets also has the potential to decrease liquidity for fixed income securities as a general matter. A potential rise in interest rates may result in periods of volatility and increased redemptions. Increases in redemptions may require the Adviser to liquidate portfolio securities at disadvantageous prices and times, which could reduce the Fund's returns. Also, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Management Style Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Market Risk. The risk of losing money due to general market movements is called market risk. Factors such as domestic and foreign economic growth and market conditions, interest rates and political events may affect the securities and derivatives markets. Markets can be extremely volatile and tend to move in cycles with periods of falling and rising prices.

Political Risk. Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Reinvestment Risk. As issuers pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is limited legal recourse for collecting sovereign debt that a government does not pay.

Taxation Risk. The Fund has elected and expects to qualify and be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. In order to qualify as a regulated investment company, the Fund must meet certain requirements. One of these requirements is that at least 90% of the Fund's gross income in each taxable year be derived from certain sources (referred to below as "qualifying income"). The Fund invests in a manner that is consistent with its current understanding of these requirements. The U.S. Congress, the Internal Revenue Service or the Treasury Department can change or clarify these requirements at any time, possibly with retroactive effect. If Congress, the Treasury Department or the Internal Revenue Service were to take any action that altered the current understanding of these requirements, certain types of income representing a significant portion of the Fund's gross income may not constitute qualifying income. In that case, the Fund could be forced to change the manner in which it pursues its investment strategy. In addition, it is not certain under current law whether the income and gain derived from particular investments, such as the Fund's investments in commodity-linked ETNs, constitute qualifying income to the Fund. Notwithstanding the foregoing, the Fund believes that the income and gain that it derives from its investments in commodity-linked ETNs should constitute qualifying income to the Fund. If the income from commodity-linked ETNs were determined by the Internal Revenue Service to not constitute qualifying income (together with any other non-qualifying income of the Fund) and the non-qualifying income represented more than 10% of the Fund's gross income in any taxable year, the Fund could in some cases cure such failure of the gross income requirement by following certain procedural requirements and paying a Fund-level tax. If the Fund could not or did not cure such failure, it would cease to qualify for the special tax treatment accorded regulated investment companies under federal income tax law and the Fund would be liable for federal income tax at regular corporate income tax rates (approximately 21%) on all of its income for that taxable year. This would likely materially reduce the investment return to the Fund's shareholders. Shareholders should consult with their tax advisors with respect to the specific tax consequences of an investment in the Fund. Please see the Fund's SAI for more information.

Treasury Inflation-Protected Securities ("U.S. TIPS") and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's NAV per share to experience significant increases or declines, generally between 5% and 15% of the Fund's total return, in value over short periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-896-9292 or by visiting the Fund's website at www.wavelengthfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-896-9292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wavelengthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return through June 30, 2018 is (0.43%). Quarterly Returns During This Time Period
Highest	3.39% (quarter ended June 30, 2014)
Lowest	(4.26%) (quarter ended September 30, 2015)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Wavelength Interest Rate Neutral Fund | Wavelength Interest Rate Neutral Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WAVLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
One Year	rr_ExpenseExampleYear01	$ 131
Three Years	rr_ExpenseExampleYear03	527
Five Years	rr_ExpenseExampleYear05	949
Ten Years	rr_ExpenseExampleYear10	$ 2,123
Annual Return 2014	rr_AnnualReturn2014	1.77%
Annual Return 2015	rr_AnnualReturn2015	(4.61%)
Annual Return 2016	rr_AnnualReturn2016	7.82%
Annual Return 2017	rr_AnnualReturn2017	5.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.26%)
1 Year	rr_AverageAnnualReturnYear01	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Wavelength Interest Rate Neutral Fund | After Taxes on Distributions | Wavelength Interest Rate Neutral Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.66%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Wavelength Interest Rate Neutral Fund | After Taxes on Distributions and Sales | Wavelength Interest Rate Neutral Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013
Wavelength Interest Rate Neutral Fund | S&P/BGCantor 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013

[1]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2019, to waive and/or reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.15% of the average daily net assets. Management Fee waivers/reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 1, 2019, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[2]	In prior prospectuses, the Fund compared its performance against the S&P 500 Total Return Index. The Advisor believes the Russell 2500 Value Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P 500 Total Return Index and, therefore, the Russell 2500 Value Total Return Index will replace the S&P 500 Total Return Index in future comparisons.
[3]	Cincinnati Asset Management, Inc. (the "Adviser") has contractually agreed, until October 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to reorganize the Fund, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or organization costs, and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.65% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 1, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[4]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[5]	Wavelength Capital Management, LLC (the "Adviser") has contractually agreed, until October 1, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.99% of average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 1, 2019, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.